Guarantor Financial Information (Narrative) (Details) - Senior Notes - USD ($) $ in Millions	Mar. 26, 2015	Apr. 25, 2014
Senior Notes Due 2022
Condensed Financial Statements, Captions [Line Items]
Aggregate principal amounts of debt offered		$ 900.0
Senior Notes Due 2023
Condensed Financial Statements, Captions [Line Items]
Aggregate principal amounts of debt offered	$ 400.0